Consolidated Statements Of Equity (USD $) In Millions	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Noncontrolling Interests In Subsidiaries [Member]	Comprehensive Income [Member]	Common Stockholders' Equity [Member]	Total
Stockholders' equity, Beginning balance at Sep. 30, 2008		$ 146	$ 14,002	$ 141	$ (5,653)	$ 188
Stock plans and other		11
Net earnings common stockholders			1,724						1,724
Net earnings - noncontrolling interests						47			47
Other comprehensive income						2
Cash dividends (per share: 2009, $1.32; 2010, $1.34; 2011, $1.38)			(998)			(80)
Adoption of ASC 715 measurement date provision, net of tax: 2009, $7			(14)
Purchases					(695)
Issued under stock plans and other					51
Net earnings							1,771		1,771
Foreign currency translation				(104)			(102)
Pension and postretirement, net of tax				(568)			(568)
Cash flow hedges and other, net of tax				35			35
Comprehensive income							1,136
Other						(6)
Less: Noncontrolling interests in subsidiaries							49
Comprehensive income common stockholders							1,087
Stockholders' equity, Ending balance at Sep. 30, 2009	477	157	14,714	(496)	(6,297)	151		8,555	8,706
Stock plans and other		35
Net earnings common stockholders			2,164						2,164
Net earnings - noncontrolling interests						53			53
Cash dividends (per share: 2009, $1.32; 2010, $1.34; 2011, $1.38)			(1,009)			(57)
Purchases					(100)
Issued under stock plans and other					77
Net earnings							2,217		2,217
Foreign currency translation				55			55
Pension and postretirement, net of tax				(12)			(12)
Cash flow hedges and other, net of tax				27			27
Comprehensive income							2,287
Other						13
Less: Noncontrolling interests in subsidiaries							53
Comprehensive income common stockholders							2,234
Stockholders' equity, Ending balance at Sep. 30, 2010	477	192	15,869	(426)	(6,320)	160		9,792	9,952
Stock plans and other		125
Net earnings common stockholders			2,480						2,480
Net earnings - noncontrolling interests						50			50
Other comprehensive income						4
Cash dividends (per share: 2009, $1.32; 2010, $1.34; 2011, $1.38)			(1,039)			(61)
Purchases					(958)
Issued under stock plans and other					135
Net earnings							2,530		2,530
Foreign currency translation				22			26
Pension and postretirement, net of tax				(56)			(56)
Cash flow hedges and other, net of tax				(102)			(102)
Comprehensive income							2,398
Other						(1)
Less: Noncontrolling interests in subsidiaries							54
Comprehensive income common stockholders							2,344
Stockholders' equity, Ending balance at Sep. 30, 2011	$ 477	$ 317	$ 17,310	$ (562)	$ (7,143)	$ 152		$ 10,399	$ 10,551